Business combinations and acquisition of non-controlling interests	12 Months Ended
Dec. 31, 2020
Business combinations and acquisition of non-controlling interests
Business combinations and acquisition of non-controlling interests

4    Business combinations and acquisition of non-controlling interests

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2020				2019
	WPensar	Studos	Geekie	EI	EEM	Nave	Positivo
Assets
Cash and cash and equivalents	378	191	7,796	14,492	219	1,565	37,635
Trade receivables	75	126	1,120	11,129	126	896	72,780
Inventories	—	—	8,333	4,419	—	897	13,664
Recoverable taxes	108	—	524	—	12	7	99
Deferred taxes	—	—	15,098	—	—	—	7,518
Advance to employees	—	—	—	11,484	—	—	—
Other assets	1	—	710	697	14	284	1,526
Property and equipment	172	39	2,592	843	80	292	4,760
Right-of-use assets	—	—	292	2,418	—	—	5,241
Intangible assets	6,192	5,996	36,328	238,825	5,866	19,009	773,134
	6,926	6,352	72,793	284,307	6,317	22,950	916,357

Liabilities
Trade payables	47	18	823	1,709	48	271	12,463
Labor and social obligations	385	79	21,584	3,097	240	1,444	29,607
Taxes and contributions payable	152	56	677	—	109	50	2,937
Income taxes payable	8	—	—	—	—	2	22,643
Leases	—	—	292	2,418	—	—	5,374
Loans and financing	—	—	8,836	—	548	—	—
Loans with related parties	1,285	—	10,885	—	—	—	—
Provision for legal proceedings	—	—	—	599	—	—	—
Advances from customers	100	27	269	—	—	—	—
Other liabilities	35	10	—	166	156	546	—
	2,012	190	43,366	7,989	1,101	2,313	73,024
Total identifiable net assets at fair value	4,914	6,162	29,427	276,318	5,216	20,637	843,333

Goodwill arising on acquisition	18,994	13,371	162,552	282,667	13,069	37,557	830,028
Purchase consideration transferred	23,908	19,533	191,979	558,985	18,285	58,194	1,673,361
Cash paid	14,345	8,298	4,500	200,000	16,355	21,098	800,851
Capital contribution	—	—	4,000	—	—	—	—
Forward contract of non-controlling interest at acquisition	—	—	115,222	354,365	—	29,728	—
Retained payments	3,586	11,235	—	—	1,930	—	872,510
Price adjustment	—	—	—	4,620	—	—	—
Fair value of previously held interest in a step acquisition	5,977	—	68,257	—	—	7,368	—
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(115)	(275)	(762)	(6,510)	(649)	(467)	(27,389)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(13,967)	(8,107)	3,296	(185,508)	(16,136)	(19,533)	(763,216)

The purchase price allocation is subject to change during the period of completion of the determination of the fair value of intangible assets according to the deadline defined by IFRS.

(a)   WPensar S.A. (“WPensar”)

WPensar is a company engaged in the development and licensing of software, related to school management systems.

The Company bought, as a first step, a  25.0% stake in the entity in April 2015 for R$ 5,000, of which R$ 4,777 related to the consideration transferred as capital contribution and R$ 223 to the initial recognition of asymmetrical put and call options. Pursuant to the investment and share purchase agreement for the acquisition of WPensar, Arco purchased the remaining 75.0% on September 21, 2020.

The purchase consideration transferred was R$ 23,908, consisting of R$ 14,345 paid at the acquisition date, R$ 3,586 retained until September 30, 2021 as a guarantee for any losses and R$ 5,977 regarding the fair value of the previously held interest. At the date of acquisition, the carrying amount of the investment previously held interest was R$ 2,729, resulting in a gain in step acquisition of R$ 3,248.  The amount will be released in a single installment, adjusted by Interbank certificates of deposit (CDI). On the due date, if there are no losses, the amount will be paid to the selling shareholders.

The Company did not recognize any deferred taxes related to the business combination because the tax basis and accounting basis, including fair value adjustments, were the same at the acquisition date.

Goodwill

The goodwill acquired on the acquisition was R$ 18,994 and is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill recognized is primarily attributable to the expected synergies and other benefits from combining the assets and activities of WPensar with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 115 were expensed and are included in general and administrative expenses on December 31, 2020.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.

(b)   Studos Software Ltda. (“Studos”)

On September 21, 2020, the Company acquired control of Studos, by acquiring 100% of the outstanding ordinary shares and voting interests.

Studos is a platform that contributes to enrich students’ learning and optimize teachers' time, in addition to providing simplified management for coordinators.

The purchase consideration transferred was R$ 19,533. The amount of R$ 8,298 was paid on the acquisition date and R$ 11,235 has been retained for the period of 2 years and is conditioned to the performance of the entity. The amount will be released in two annual installments.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$ 13,371 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Studos with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 275 were expensed and are included in general and administrative expenses on December 31, 2020.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.

(c)   Geekie Desenvolvimento de Softwares S.A. (“Geekie”)

Geekie Desenvolvimento de Software S.A. is an entity that provides technology for adaptive assessment and learning products and engages in the production, development and licensing of software tailored to the specific requirements of education sector customers.

In December 2016, the Company acquired a 6.54% interest in Geekie, Based on the agreement signed by Geekie’s shareholders, the Company exercised significant influence over the investment, as the Company: (i) had representation on the board of directors; (ii) participated in strategic decision making regarding all relevant matters; (iii) approved all products launched by Geekie; and (iv) provided essential technical information (Geekie's products are based on the Company’s educational content). At that date, the Company entered into an agreement through which it had a call option and the sellers had a put option over the remaining shares. The price would be determined by the greater of the multiple of the Company’s EBITDA for 2021 multiplied by Geekie’s EBITDA, including any cash or debt; or 10 times Geekie´s EBITDA for 2021, less net debt. The put option could be exercised between the period beginning on May 1, 2022, through May 31, 2022. Call and put options were recorded at fair value, calculated through the multiple scenarios method – Monte Carlo. Any adjustment to the fair value was recognized as finance income (costs) in the statement of income (loss).

The amount to acquire the 6.54% interest of R$ 8,000 was paid in January 2017, of which R$ 4,000 was a capital contribution and R$ 4,000 was paid to the selling shareholders.

The Company agreed with the selling shareholders that if in June 2018 the cash and cash equivalents of Geekie were lower than a threshold of R$ 5,000, the Company would have to subscribe capital in the amount of R$ 2,000.

On July 2, 2018, the extraordinary shareholders' meeting authorized the acquisition of an additional 1.51% interest in the equity of Geekie, increasing the Company's share from 6.54% to 8.05% through a capital increase of R$ 2,000. The capital increase was fully paid on July 3, 2018. The additional investment did not change the Company's influence in Geekie and had the purpose to support Geekie’s working capital needs.

On September 20, 2019, Arco acquired an additional 0.96% interest in the share capital of Geekie through a capital increase of R$1,218 increasing the Company’s total interest to 9.01%. On October 14, 2019, Arco acquired an additional 1.92% interest in the share capital of Geekie through a capital increase of R$2,500 increasing its total interest to 10.92%. In addition, on October 25, 2019, Arco acquired an additional 18.44% interest in the share capital of Geekie from a minority shareholder for R$21,892 increasing its total interest to 29.36%. On November 15, 2019, Arco acquired an additional 1.17% interest in the share capital of Geekie through a capital increase of R$2,000 increasing its total interest to 30.53%. In December 2019, Arco acquired an additional 7.00% interest in the share capital of Geekie through a capital increase of R$ 4,282 and the purchase of minority shareholders for R$ 5,761 increasing its total interest to 37.53% as of December 31, 2019. On March 4, 2020, Arco acquired an additional 10.51% interest in the share capital of Geekie through the purchase of shares from minority shareholders in the amount of R$12.676, increasing its total interest to 48.04%. On July 06, 2020, Arco acquired an additional 4.62% interest in Geekie’s share capital from minority shareholders for R$5,782, increasing its total interest to 52.67%. Notwithstanding these acquisition, at that date, based on the shareholders’ agreement the Company has not yet acquired control of Geekie. On September 21, 2020, Arco acquired a 1.76% interest in the share capital of Geekie through a capital increase of R$4,500 increasing its total interest to 54.43%. On November 11, 2020, Arco acquired an additional 1.64% interest in Geekie’s share capital through a capital increase of R$4,500 increasing its total interest to 56.06%.

In addition, on November 27, 2020, the Company signed a new shareholders’ agreement and based on the new terms defined, on that date the Company acquired control of Geekie. With the change in the composition of the Board of Directors the Company has power to decide on Geekie's operations.  The financial statements of Geekie were consolidated from the date the Company acquired control and the acquisition was accounted for as a business combination.

The shareholders entered into a firm commitment on the 43,94% of the remaining interest held by the non-controlling shareholders will be exercised until January 2023, because the terms are non-cancelable in any way.

The terms of the firm commitment were assessed to determine as to whether or not they expose the Company to the risks and rewards associated with the actual ownership of such shares during the period of the firm commitment contract.

The Company accounted for the firm commitment under the anticipated-acquisition method, and the non-controlling interest subject to that is deemed to have been acquired at the date of acquisition of the control. Accordingly, upon obtaining control, the Company also consolidated the interest currently legally held by the non-controlling shareholder and recognized a financial liability that will be eventually settled when the non-cancelable firm commitment option is exercised.

The financial liability was recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of the firm commitment discounted to present value using an estimated interest rate of 13.15%. Any dividends payable to non-controlling shareholder will recorded as interest expense.

The purchase consideration transferred amounted to R$ 191,979, comprised of: (i) cash consideration in the amount of R$ 4,500 through capital contribution paid on the same month of acquisition; (ii) an additional payment of R$ 4,000 also related to capital increase; (iii) R$ 115,222 regarding a forward contract and; (iv) R$ 68,257 regarding a fair value of previously held interest in a step acquisition.

At the date of acquisition, the carrying amount of the investment previously held interest was R$ 71,812, resulting in a loss in step acquisition of R$ 3,555. The exercise price is variable and conditioned to the performance of the entity and is based on multiples of 2022 ACV book value and revenue as described in Note 17.i).

Goodwill

The goodwill recorded on the acquisition was R$ 162,552 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Core operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Geekie with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 762 were expensed and are included in general and administrative expenses on December 31, 2020.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

(d)   Escola da Inteligência Cursos Educacionais Ltda. (“EI” or “Escola da Inteligência”)

On August 28, 2020, the Company announced that it entered into a definitive agreement to acquire Escola da Inteligência, the leading solution in social-emotional learning (SEL) in Brazil.

This transaction broadens Arco’s supplemental market presence by adding a strong brand to its portfolio. Arco believes there is a favorable market trend for SEL, pushed forward by the COVID-19 pandemic, and that EI is well positioned to capture this demand outside and within Arco’s school base.

The acquisition involves only the private sector business of Escola da Inteligência and under the terms of the transaction, Arco will acquire 100% of EI’s shares for R$ 558,985, of which R$200,000 was paid at closing, the amount of R$ 83,264 will be paid in the second quarter of 2021, concluding the first stage of acquisition corresponding to 60% of EI’s shares. The remaining 40% of EI’s shares is estimated in R$ 271,101, subject to adjustments related to multiples of 2023 ACV book value plus cash generation multiplied by 40%. The amount will be paid in the second quarter of 2023.

The amount of R$ 4,620 was determined as an "acquisition price adjustment", which was calculated based on the difference between net debt less the working capital and will be paid to the selling shareholders after the parties finalize the terms of payment.

The transaction was subject to customary closing conditions, including antitrust and other regulatory approvals. After the preliminary antitrust approval from Brazil’s Administrative Council for Economic Defense – CADE, which occurred on November 13, 2020, Arco closed the acquisition of EI on December 2, 2020 becoming a subsidiary of Company.

Goodwill

The goodwill recorded on the acquisition was R$ 282,667 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Escola da Inteligência with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 6,510 were expensed and are included in general and administrative expenses on December 31, 2020.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Educational system	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

(e)   EEM Licenciamento de Programas Educacionais S.A. (“Escola em Movimento”)

On April 29, 2019, the Company agreed to acquire control of Escola em Movimento, by acquiring 100% of its outstanding ordinary shares and voting interests. The Company acquired Escola em Movimento to expand both its existing product portfolio and customer base. The acquisition was subject to CADE’s approval, the Brazilian anti-trust agency, which was a condition precedent for closing the acquisition. CADE approved the acquisition in May 2019, and the transaction closing date occurred on June 4, 2019.

Escola em Movimento is an application developer that enhances communication between schools and parents.

The purchase consideration transferred was R$ 18,285. The amount of R$ 16,095 was paid on the acquisition date; R$260 was paid on September 29, 2019 and R$ 1,930 was retained for the period of 2 years as a guarantee for the payment of any contingent liabilities that may arise. Any remaining balance will be transferred to the former owners of the acquired entity. The amount will be released in two equal annual installments R$ 965, adjusted by the Brazilian basic interest rate (SELIC).

The Company did not recognize deferred taxes related to the business combination because the tax basis and accounting basis, including fair value adjustments, were the same at the acquisition date.

Goodwill

The goodwill recorded on the acquisition was R$ 13,069 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Escola em Movimento with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 649 were expensed and are included in general and administrative expenses on December 31, 2019.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

(f)   Nave à Vela Ltda. (“Nave)

Nave à Vela (“Nave”) is a 2019 Arco Platform acquisition. Based on the trend that education focuses more on the development of competence-based learning than the traditional content knowledge-based, Arco decided to invest in Nave. Nave offers a competence-based learning solution, with a proprietary, high-quality content and methodology fully integrated with K12 curriculum.

Arco initially bought a 13,2% stake in the target entity in May 2019 for R$ 4,200. Included in the original purchase agreement, Arco agreed to acquire 100% of Nave over the next three years in three tranches (subject to price adjustments, net of debt at each closing date). Pursuant to the investment and share purchase agreement for the acquisition of Nave, Arco purchased an additional 37.8% on October 29, 2019.

The Company therefore owned 51% interest and concluded it had control and consolidated Nave as a majority owned subsidiary.

The purchase consideration transferred was R$ 58,194,  of which R$ 21,098 paid at the acquisition date; R$ 29,728 related to a forward contract that will be paid over the next 2 years and R$ 7,368 regarding the fair value of previously held interest in a step acquisition. At the date of acquisition, the carrying amount of the investment previously held interest was R$ 3,660, resulting in a gain of R$ 3,708. The purchase price is variable and conditioned to the performance of the entity, the price of the option is based on a revenue multiple.

The breakdown purchase consideration is as follows:

At acquisition
date
Cash paid	21,098
Fair value of previously held investment	7,368
Fair value of forward contract	29,728
Consideration transferred	58,194

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill acquired on the acquisition was R$ 37,557 and is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill recognized is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Nave with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 467 were expensed and are included in general and administrative expenses on December 31, 2020.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.

(g)   Sistema Positivo de Ensino (“Positivo”)

On May 7, 2019, the Company announced that it entered into a definitive agreement to acquire Sistema Positivo de Ensino (Positivo), one of the largest K‑12 content providers to private schools in Brazil.

The transaction was subject to customary closing conditions, including antitrust and other regulatory approvals in Brazil. After the final antitrust approval from Brazil’s Administrative Council for Economic Defense – CADE, which occurred on October 23, 2019, Arco concluded the transaction on November 1, 2019. Accordingly, in that date, the Company, through its subsidiary EAS, acquired control of Positivo.

On November 1, 2019, the Company updated the amount of the contract by CDI from March 31 to October 31, 2019, to R$ 1,745,160. The 50% due on the closing date of the transaction, was reduced by restricted values (movements outside the normal course of business), corresponding to R$ 71,729. The acquisition has been approved by the Boards of Directors of both Arco and Positivo.

The amount of R$ 800,851 was paid on the acquisition date, and net of the restricted values, this amount corresponds to 50% of the purchase. The remaining 50% will be paid over 5 years, 20% payable in 2021 and 2022, and 30% payable in 2023 and 2024, all adjusted by the Brazilian Interbank Certificate of Deposit rate (CDI).

To guarantee the remaining debt, the Company signed a guarantee letter with Bradesco bank.

The Company did not recognize deferred taxes related to business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the acquisition date.

Goodwill

The goodwill recorded on the acquisition was R$ 830,028 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, the goodwill has been allocated to the Core operating segment regarding operations of educational content and to the Supplemental operating segment for the activities from Positvo English School, the bilingual content.

The goodwill recognized is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Positivo with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 27,389 were expensed and are included in general and administrative expenses on December 31, 2019.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.
Educational platform	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.

(h) Revenue and profit contribution

The individual net revenue and net income from the acquisition date through each period end for all business combinations are presented below:

	2020				2019
	WPensar	Studos	Geekie	EI	EEM	Nave	Positivo

Total net revenue	1,126	282	18,497	14,779	2,395	7,147	80,100
Profit (loss) before income taxes	(89)	(249)	(11,035)	10,429	(2,918)	3,379	25,641

Total revenue and income and net income for the Company are presented below on a pro-forma basis assuming the acquisitions had occurred at the beginning of the year of each acquisition:

	2020	2019

Pro-forma total net revenue	1,078,831	893,497
Pro-forma profit (loss) before income taxes	32,208	75,498

This pro-forma financial information is presented for informational purposes only and does not purport to represent what the Company's results of operations would have been had it completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.